TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of Earnings Before Income Taxes

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman Islands	(22,036,601)	(784,811,121)	199,956,441
PRC	498,042,536	444,368,215	1,120,666,809
Other countries	775,180,276	906,814,798	(230,720,446)
Income before income taxes	1,251,186,211	566,371,892	1,089,902,804

Schedule of Current and Deferred Income Taxes

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	(25,562,374)	26,472,926	(280,877,271)
Other countries	39,207,147	(110,725,623)	(175,632,918)
Total current income tax benefits/(expenses)	13,644,773	(84,252,697)	(456,510,189)
Deferred tax (expenses)/benefits
PRC	38,736,514	(7,435,771)	77,741,387
Other countries	(330,360,288)	(86,722,312)	184,628,654
Total deferred tax (expenses)/benefits	(291,623,774)	(94,158,083)	262,370,041
Income tax expenses, net	(277,979,001)	(178,410,780)	(194,140,148)

Schedule of Income Tax Rate Reconciliation

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	0.1	0.1
—Change in fair value of convertible senior notes and call options	0.6	32.0	(4.4)
—Accrued payroll and welfare expenses	0.5	0.4	0.1
—Change of enacted tax rate	0.7	(7.2)	2.1
—Other non-deductible expenses including tax preferences	(7.0)	(6.6)	(1.8)
Difference in tax rate of subsidiaries outside the PRC	4.5	(3.1)	2.2
Effect of tax holiday for subsidiaries	(4.6)	(7.8)	(12.9)
Change in valuation allowance	2.4	(1.3)	7.4
Effective tax rate	22.2	31.5	17.8

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate amount of effect*	57,373,029	44,190,456	140,234,962
Per share effect—basic	0.34	0.25	0.74
Per share effect—diluted **	0.34	0.25	0.68

* Increase of the aggregated amount of effect in 2021 was mainly attributable to more profit generated by the Groups PRC subsidiaries with preferential tax rates.

**Due to the dilutive impact of call option in 2019 and 2020, the denominator for diluted earnings per share is less than that for the basic earnings per share (Note 22). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2019 and 2020.

Schedule of Noncurrent Deferred Tax Assets

	As of December 31,
	2020	2021
	RMB	RMB
Net operating losses	166,093,004	473,366,650
Accrued warranty costs	206,022,708	216,937,669
Provision for inventories, accounts receivable, other receivable	84,101,028	101,594,985
Timing difference for revenue recognition of retainage contract	5,797,569	—
Other temporary differences	20,366,550	40,189,249
Impairment for property, plant and equipment and project assets	24,871,785	100,859,570
Total deferred tax assets	507,252,644	932,948,123
Less: Valuation allowance	(136,847,274)	(217,123,698)
Less: Deferred tax liabilities in the same tax jurisdiction	(115,297,938)	(344,057,016)
Deferred tax assets	255,107,432	371,767,409

Timing difference for project assets, property, plant and equipment	(308,201,462)	(375,498,775)
Timing difference for refund of countervailing duties	(134,682,972)	(144,923,075)
Other temporary differences	(1,126,697)	(6,638,295)
Total deferred tax liabilities	(444,011,131)	(527,060,145)
Less: Deferred tax assets in the same tax jurisdiction	115,297,938	344,057,016
Deferred tax liabilities	(328,713,193)	(183,003,129)

Schedule of Movement of Valuation Allowances

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	(114,620,700)	(144,316,817)	(136,847,274)
Current year additions	(62,415,889)	(37,426,345)	(88,666,645)
Utilization and reversal of valuation allowances	32,719,772	44,895,888	8,390,221
At end of year	(144,316,817)	(136,847,274)	(217,123,698)